Finance and other income and Foreign exchange gains/(losses), net	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Finance and other income and Foreign exchange gains/(losses), net

28. Finance and other income and Foreign exchange gains/(losses), net

	Year ended March 31,
	2021		2022		2023
Interest income	₹	18,442	₹	13,114	₹	16,889
Dividend income		4		2		3
Exchange fluctuation gain on foreign currency borrowings		-		1,485		-
Net gain from investments classified as FVTPL		1,478		1,270		1,344
Net gain/(loss) from investments classified as FVTOCI		988		386		(51)
Finance and other income	₹	20,912	₹	16,257	₹	18,185

Foreign exchange gains/(losses), net, on financial instruments measured at FVTPL	₹	4,383	₹	808	₹	(4,342)
Other foreign exchange gains/(losses), net		(1,388)		3,547		8,814
Foreign exchange gains/(losses), net	₹	2,995	₹	4,355	₹	4,472